Commitments and Contingencies - Schedule of Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Commitments and Contingencies Consist [Abstract]
Commitment for capital investment in Sri Sai	$ 2,161,536	$ 7,500,000
Other capital commitment
Total	$ 2,161,536	$ 7,500,000